DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of sales	$ 54,044	$ 44,149
Compensation	9,849	7,804
Depreciation and amortisation expense	7,683	6,437
Selling, general and administrative expenses	3,931	3,197
Property taxes, sales taxes and other	3,004	2,413
Total	$ 78,511	$ 64,000